Related-party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current receivables due from related parties	$ 2,780	$ 3,250	$ 7,150
VST [Member]
Current receivables due from related parties	2,780	2,750	7,150
Emza [Member]
Current receivables due from related parties	$ 0	$ 500	$ 0